Exhibit 99.1

Nissan Auto Receivables 2020-A Owner Trust

Servicer’s Certificate

Collection Period	30-Jun-23	30/360 Days	30	Collection Period Start	1-Jun-23
Distribution Date	17-Jul-23	Actual/360 Days	32	Collection Period End	30-Jun-23
				Prior Month Settlement Date	15-Jun-23
				Current Month Settlement Date	17-Jul-23

	Coupon Rate	Initial Balance	Beginning Balance	Ending Balance	Pool Factor
Pool Balance		1,119,632,940.81	192,472,582.38	179,455,901.57	0.171378
Yield Supplement Overcollaterization		72,495,090.62	5,358,089.35	4,804,683.62
Total Adjusted Pool Balance		1,047,137,850.19	187,114,493.03	174,651,217.95
Total Adjusted Securities		1,047,137,850.19	187,114,493.03	174,651,217.95	0.166789
Class A-1 Notes	0.97793%	162,000,000.00	0.00	0.00	0.000000
Class A-2a Notes	1.45000%	352,000,000.00	0.00	0.00	0.000000
Class A-2b Notes	0.00000%	0.00	0.00	0.00	0.000000
Class A-3 Notes	1.38000%	401,000,000.00	54,976,642.84	42,513,367.76	0.106018
Class A-4 Notes	1.70000%	85,000,000.00	85,000,000.00	85,000,000.00	1.000000
Certificates	0.00000%	47,137,850.19	47,137,850.19	47,137,850.19	1.000000

	Principal Payment	Interest Payment	Principal per $1000 Face Amount	Interest per $1000 Face Amount
Class A-1 Notes	0.00	0.00	—	—
Class A-2a Notes	0.00	0.00	—	—
Class A-2b Notes	0.00	0.00	—	—
Class A-3 Notes	12,463,275.08	63,223.14	31.0804865	0.1576637
Class A-4 Notes	0.00	120,416.67	—	1.4166667
Certificates	0.00	0.00	—	—

Total Securities	12,463,275.08	183,639.81

I. COLLECTIONS

Interest:
Interest Collections				509,273.27
Repurchased Loan Proceeds Related to Interest				0.00

Total Interest Collections				509,273.27
Principal:
Principal Collections				12,951,551.47
Repurchased Loan Proceeds Related to Principal				0.00

Total Principal Collections				12,951,551.47
Recoveries of Defaulted Receivables				105,679.93

Total Collections				13,566,504.67

II. COLLATERAL POOL BALANCE DATA

			Number	Amount
Adjusted Pool Balance - Beginning of Period			21,802	187,114,493.03
Total Principal Payment				12,463,275.08

			21,207	174,651,217.95

Nissan Auto Receivables 2020-A Owner Trust

Servicer’s Certificate

III. DISTRIBUTIONS

Total Collections	13,566,504.67
Reserve Account Draw	0.00
Total Available for Distribution	13,566,504.67
1. Reimbursement of Advance	0.00
2. Servicing Fee:
Servicing Fee Due	160,393.82
Servicing Fee Paid	160,393.82
Servicing Fee Shortfall	0.00
3. Interest:
Class A-1 Notes Monthly Interest
Class A-1 Notes Interest Carryover Shortfall	0.00
Class A-1 Notes Interest on Interest Carryover Shortfall	0.00
Class A-1 Notes Monthly Interest Distributable Amount	0.00
Class A-1 Notes Monthly Interest Paid	0.00
Change in Class A-1 Notes Interest Carryover Shortfall	0.00
Class A-2a Notes Monthly Interest
Class A-2a Notes Interest Carryover Shortfall	0.00
Class A-2a Notes Interest on Interest Carryover Shortfall	0.00
Class A-2a Notes Monthly Interest Distributable Amount	0.00
Class A-2a Notes Monthly Interest Paid	0.00
Change in Class A-2a Notes Interest Carryover Shortfall	0.00
Class A-2b Notes Monthly Interest
Class A-2b Notes Interest Carryover Shortfall	0.00
Class A-2b Notes Interest on Interest Carryover Shortfall	0.00
Class A-2b Notes Monthly Interest Distributable Amount	0.00
Class A-2b Notes Monthly Interest Paid	0.00
Change in Class A-2b Notes Interest Carryover Shortfall	0.00
Class A-3 Notes Monthly Interest
Class A-3 Notes Interest Carryover Shortfall	0.00
Class A-3 Notes Interest on Interest Carryover Shortfall	0.00
Class A-3 Notes Monthly Interest Distributable Amount	63,223.14
Class A-3 Notes Monthly Interest Paid	63,223.14
Change in Class A-3 Notes Interest Carryover Shortfall	0.00
Class A-4 Notes Monthly Interest
Class A-4 Notes Interest Carryover Shortfall	0.00
Class A-4 Notes Interest on Interest Carryover Shortfall	0.00
Class A-4 Notes Monthly Interest Distributable Amount	120,416.67
Class A-4 Notes Monthly Interest Paid	120,416.67
Change in Class A-4 Notes Interest Carryover Shortfall	0.00

Nissan Auto Receivables 2020-A Owner Trust

Servicer’s Certificate

Total Note Monthly Interest
Total Note Monthly Interest Due		183,639.81
Total Note Monthly Interest Paid		183,639.81
Total Note Interest Carryover Shortfall		0.00
Change in Total Note Interest Carryover Shortfall		0.00
Total Available for Principal Distribution		13,222,471.04
4. Total Monthly Principal Paid on the Notes		12,463,275.08
Total Noteholders’ Principal Carryover Shortfall		0.00
Total Noteholders’ Principal Distributable Amount		12,463,275.08
Change in Total Noteholders’ Principal Carryover Shortfall		0.00
5. Total Monthly Principal Paid on the Certificates		0.00
Total Certificateholders’ Principal Carryover Shortfall		0.00
Total Certificateholders’ Principal Distributable Amount		0.00
Change in Total Certificateholders’ Principal Carryover Shortfall		0.00
Remaining Available Collections		759,195.96
Deposit from Remaining Available Collections to fund Reserve Account		0.00
Remaining Available Collections Released to Certificateholder		759,195.96

V. RESERVE ACCOUNT

Initial Reserve Account Amount		10,471,378.50
Required Reserve Account Amount		10,471,378.50
Beginning Reserve Account Balance		10,471,378.50
Deposit of Remaining Available Collections		0.00
Ending Reserve Account Balance		10,471,378.50
Required Reserve Account Amount for Next Period		10,471,378.50

VI. POOL STATISTICS

Weighted Average Coupon		3.16%
Weighted Average Remaining Maturity		22.39

	Amount	Number
Principal on Defaulted Receivables	65,129.34	7
Principal Recoveries of Defaulted Receivables	105,679.93

Monthly Net Losses	(40,550.59)
Pool Balance at Beginning of Collection Period	192,472,582.38
Net Loss Ratio for Third Preceding Collection Period	0.02%
Net Loss Ratio for Second Preceding Collection Period	0.48%
Net Loss Ratio for Preceding Collection Period	-0.13%
Net Loss Ratio for Current Collection Period	-0.25%
Four-Month Average Net Loss Ratio	0.03%
Cumulative Net Losses for all Periods	3,119,077.64

Nissan Auto Receivables 2020-A Owner Trust

Servicer’s Certificate

	Amount	Number	% of Receivables (EOP Balance)
Delinquent Receivables:
31-60 Days Delinquent	1,371,620.60	104	0.76%
61-90 Days Delinquent	187,458.53	17	0.10%
91-120 Days Delinquent	69,365.28	5	0.04%
More than 120 Days	0.00	0	0.00%

Total 31+ Days Delinquent Receivables:	1,628,444.41	126	0.91%
61+ Days Delinquencies as Percentage of Receivables (EOP):
Delinquency Ratio for Third Preceding Collection Period	0.18%	0.10%
Delinquency Ratio for Second Preceding Collection Period	0.19%	0.11%
Delinquency Ratio for Preceding Collection Period	0.15%	0.11%
Delinquency Ratio for Current Collection Period	0.14%	0.10%
Four-Month Average Delinquency Ratio	0.16%	0.11%
60 Day Delinquent Receivables	268,691.67
Delinquency Percentage	0.15%
Delinquency Trigger	4.90%
Does the Delinquency Percentage exceed the Delinquency Trigger?	No
Principal Balance of Extensions	715,036.84
Number of Extensions	55

VII. STATEMENTS TO NOTEHOLDERS

1. Has there been a material change in practices with respect to charge-offs, collection and management of delinquent Receivables, and the effect of any grace period, re-aging, re-structuring, partial payments or other practices on delinquency and loss experience?

			NO

2. Have there been any material breaches of representations, warranties or covenants contained in the Receivables?			NO

3. Has there been an issuance of notes or other securities backed by the Receivables?			NO

4. Has there been a material change in the underwriting, origination or acquisition of Receivables?			NO